Business Segment Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Disclosure [Line Items]
Operating income (loss)	¥ 294,197	¥ 68,548	¥ 26,495
Home Entertainment & Sound | Televisions
Segment Reporting Disclosure [Line Items]
Operating income (loss)	¥ 25,812	¥ 8,286	¥ (25,705)